Leases - Supplemental Cash Flow and Other Information (Details) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ (170,700)
Cash paid for amounts included in the measurement of lease liabilities: Financing cash flows from finance leases	(185,100)
Assets obtained in exchange for lease liabilities: Operating leases	1,286,200
Assets obtained in exchange for lease liabilities: Finance leases	$ 0
Weighted average remaining lease term (in years): Operating leases	3 years 9 months 18 days
Weighted average remaining lease term (in years): Finance leases	2 years
Weighted average discount rate: Operating leases	7.00%
Weighted average discount rate: Finance leases	7.98%